Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
December 31, 2021
SFR-NPRT1-0322
1.924295.110
Bank Loan Obligations - 90.0%
	Principal Amount (a)	Value ($)
Aerospace - 1.1%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (b)(c)(d)	543,813	538,037
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (b)(c)(d)	292,670	292,029
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.35% 6/19/26 (b)(c)(d)	122,188	120,279
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 5/30/25 (b)(c)(d)	944,882	931,134
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 12/9/25 (b)(c)(d)	367,500	362,127
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 8/22/24 (b)(c)(d)	201,282	198,850
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (b)(c)(d)	487,900	466,350
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (b)(c)(d)	235,000	229,125
TOTAL AEROSPACE		3,137,931
Air Transportation - 1.8%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (b)(c)(d)	960,000	993,082
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (b)(c)(d)	385,000	383,418
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/8/26 (b)(c)(d)	282,051	273,995
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/4/26 (b)(c)(d)	151,640	147,309
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (b)(c)(d)	930,000	979,411
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	820,000	866,125
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (b)(c)(d)	980,081	981,414
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (b)(c)(d)	359,437	347,960
TOTAL AIR TRANSPORTATION		4,972,714
Automotive & Auto Parts - 1.0%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (b)(c)(d)	184,075	183,188
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/30/26 (b)(c)(d)	252,784	251,078
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (b)(c)(d)	560,763	555,856
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	564,300	562,652
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (b)(c)(d)	344,815	327,288
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 12/17/28 (c)(d)(e)	425,000	425,153
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (b)(c)(d)	456,550	453,592
TOTAL AUTOMOTIVE & AUTO PARTS		2,758,807
Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 2/27/28 (b)(c)(d)	798,963	793,362
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (b)(c)(d)	655,642	655,950
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (b)(c)(d)	242,689	242,446
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.8543% 9/24/28 (b)(c)(d)	185,000	184,711
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3766% 7/1/26 (b)(c)(d)	252,386	250,336
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.350% 2.75% 10/15/28 (b)(c)(d)	185,000	184,538
TOTAL BANKS & THRIFTS		2,311,343
Broadcasting - 2.0%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 8/15/25 (b)(c)(d)	1,242,442	1,238,752
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (b)(c)(d)	1,681,300	774,793
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 12/1/28 (b)(c)(d)	620,000	619,225
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6019% 11/17/24 (b)(c)(d)	349,085	344,198
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5993% 9/19/26 (b)(c)(d)	750,482	748,328
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.61% 9/30/26 (b)(c)(d)	469,200	457,470
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (b)(c)(d)	348,261	348,261
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/21/28 (c)(d)(e)	820,000	817,950
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (b)(c)(d)	242,520	242,748
TOTAL BROADCASTING		5,591,725
Building Materials - 1.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (b)(c)(d)	557,200	548,842
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 12/18/28 (c)(d)(e)	715,000	713,978
3 month U.S. LIBOR + 2.500% 2.6013% 10/1/26 (b)(c)(d)	593,750	592,859
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (c)(d)(e)	190,571	190,215
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/14/28 (c)(d)(e)	39,429	39,355
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 10/15/28 (c)(d)(e)	200,000	199,376
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	1,236,900	1,232,954
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 5.25% 9/27/24 (b)(c)(d)	273,141	271,606
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (b)(c)(d)	394,013	393,098
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (b)(c)(d)	485,100	485,153
TOTAL BUILDING MATERIALS		4,667,436
Cable/Satellite TV - 2.6%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 2/1/27 (b)(c)(d)	2,446,734	2,421,876
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3392% 1/31/28 (b)(c)(d)	1,340,000	1,321,990
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6098% 4/15/27 (b)(c)(d)	358,513	353,584
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3598% 1/15/26 (b)(c)(d)	486,250	479,199
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (b)(c)(d)	845,538	845,783
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8598% 9/25/28 (b)(c)(d)	305,000	306,144
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3598% 7/17/25 (b)(c)(d)	922,769	907,774
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6098% 1/31/28 (b)(c)(d)	500,000	495,105
TOTAL CABLE/SATELLITE TV		7,131,455
Capital Goods - 0.9%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (c)(d)(e)	435,000	431,981
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3493% 11/15/26 (b)(c)(d)	107,727	107,323
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5993% 11/15/25 (b)(c)(d)	426,799	422,932
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 9/20/26 (b)(c)(d)	520,085	519,924
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (b)(c)(d)	277,900	277,205
Standard Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/22/28 (b)(c)(d)	163,264	163,332
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (b)(c)(d)(f)	187,774	180,263
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/31/27 (b)(c)(d)	301,207	301,164
TOTAL CAPITAL GOODS		2,404,124
Chemicals - 2.5%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (b)(c)(d)	279,236	278,596
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(g)	40,764	40,671
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (b)(c)(d)	85,000	85,142
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (b)(c)(d)	497,154	497,154
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (b)(c)(d)	373,125	372,659
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (b)(c)(d)(f)	373,125	363,797
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 1/31/26 (b)(c)(d)	363,813	362,125
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (b)(c)(d)	328,350	327,903
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.64% 7/1/26 (b)(c)(d)	253,500	253,500
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/29/27 (b)(c)(d)	272,938	268,843
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (b)(c)(d)	1,064,650	1,060,881
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (b)(c)(d)(f)	165,000	159,225
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 3/1/26 (b)(c)(d)	461,488	457,404
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (b)(c)(d)	440,000	438,165
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.4375% 10/11/24 (b)(c)(d)	284,313	281,612
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (b)(c)(d)	68,726	67,982
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1019% 10/1/25 (b)(c)(d)	1,066,495	1,061,834
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/3/25 (b)(c)(d)	582,772	577,049
TOTAL CHEMICALS		6,954,542
Conglomerates - 0.0%
TGP Holdings III LLC Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (c)(d)(g)	11,650	11,586
Consumer Products - 2.2%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1013% 6/11/26 (b)(c)(d)	244,528	242,694
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/12/26 (b)(c)(d)	574,375	572,221
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 5/23/27 (b)(c)(d)	203,447	200,745
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 1/29/27 (b)(c)(d)	122,813	122,198
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/8/27 (b)(c)(d)	496,250	496,161
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 9/29/28 (b)(c)(d)	430,000	427,983
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (b)(c)(d)	362,263	360,792
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (b)(c)(d)	299,250	299,250
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (b)(c)(d)	470,250	455,409
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 9/24/28 (b)(c)(d)	369,075	365,691
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (b)(c)(d)	721,375	714,291
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (b)(c)(d)	332,488	331,759
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1098% 6/15/25 (b)(c)(d)	472,247	258,447
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (b)(c)(d)	255,000	251,175
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (b)(c)(d)	88,350	87,872
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (b)(c)(d)	341,961	341,961
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (b)(c)(d)	327,525	327,525
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (b)(c)(d)	85,000	85,479
TOTAL CONSUMER PRODUCTS		5,941,653
Containers - 2.9%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (b)(c)(d)	592,204	587,431
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 3/11/28 (b)(c)(d)	902,738	900,932
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (b)(c)(d)	89,326	88,512
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8636% 7/1/26 (b)(c)(d)	473,358	469,926
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/3/24 (b)(c)(d)	238,750	235,338
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 12/21/26 (b)(c)(d)	245,625	246,239
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (b)(c)(d)	465,300	465,882
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1309% 6/29/25 (b)(c)(d)	721,987	714,767
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (b)(c)(d)	1,069,208	1,066,311
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (b)(c)(d)	772,989	770,168
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/9/26 (b)(c)(d)	317,600	308,371
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (b)(c)(d)	122,633	121,910
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (b)(c)(d)	249,375	247,816
3 month U.S. LIBOR + 4.000% 4.1043% 7/31/26 (b)(c)(d)	245,625	244,397
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (b)(c)(d)	201,282	200,276
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 1/30/27 (b)(c)(d)	598,595	594,746
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/24/28 (b)(c)(d)	428,925	427,921
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/12/28 (b)(c)(d)	305,000	305,305
TOTAL CONTAINERS		7,996,248
Diversified Financial Services - 2.7%
ACNR Holdings, Inc. term loan 17% 9/21/27 (b)(d)(f)	217,119	220,919
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (b)(c)(d)	276,354	275,072
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (b)(c)(d)	277,628	277,398
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (b)(c)(d)	371,323	343,871
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (b)(c)(d)	416,150	414,981
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.75% 9/16/28 (b)(c)(d)	184,538	183,231
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 7/12/28 (b)(c)(d)	244,375	242,542
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 6/27/25 (b)(c)(d)	123,438	123,091
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/30/28 (b)(c)(d)	169,574	167,412
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 8/9/25 (b)(c)(d)	329,600	321,462
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (b)(c)(d)	101,055	100,441
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.75% 6/30/28 (b)(c)(d)	23,438	23,295
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 7/3/24 (b)(c)(d)	435,016	430,940
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (b)(c)(d)	316,806	317,104
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3738% 3/1/25 (b)(c)(d)	803,126	797,858
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (b)(c)(d)	314,213	313,427
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (b)(c)(d)	149,563	148,582
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.6875% 9/1/27 (b)(c)(d)(f)	367,225	366,307
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 11/5/29 (b)(c)(d)	220,000	219,725
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (b)(c)(d)	89,774	87,053
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (b)(c)(d)	257,176	255,327
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/11/27 (b)(c)(d)	944,823	941,082
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/16/26 (b)(c)(d)	427,218	422,945
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (b)(c)(d)	352,920	350,965
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,345,030
Diversified Media - 1.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (b)(c)(d)	841,500	841,500
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7238% 2/10/27 (b)(c)(d)	1,124,782	1,122,532
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 12/17/26 (b)(c)(d)	1,821,600	1,812,037
TOTAL DIVERSIFIED MEDIA		3,776,069
Energy - 3.3%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (b)(c)(d)	491,555	490,940
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (b)(c)(d)	432,062	427,202
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 11/3/25 (b)(c)(d)	483,381	480,964
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (b)(c)(d)	558,483	557,165
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1025% 5/21/25 (b)(c)(d)	270,251	262,819
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (b)(c)(d)(f)	278,600	277,904
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (b)(c)(d)	333,000	337,033
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (b)(c)(d)	303,025	298,328
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (b)(c)(d)	810,479	808,656
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	1,348,225	1,344,288
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (b)(c)(d)	379,723	377,877
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (b)(c)(d)	303,188	301,714
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (b)(c)(d)	392,388	304,101
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/27/28 (b)(c)(d)(f)	246,875	245,641
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5% 9/29/28 (b)(c)(d)	560,000	557,900
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 7/18/25 (b)(c)(d)	708,837	682,553
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (b)(c)(d)	199,500	198,303
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 1/23/27 (b)(c)(d)	657,290	656,882
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (b)(c)(d)	367,500	357,739
TOTAL ENERGY		8,968,009
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	197,500	197,314
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	200,000	200,166
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6217% 1/23/25 (b)(c)(d)	319,884	310,288
TOTAL ENTERTAINMENT/FILM		707,768
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.1043% 10/8/28 (b)(c)(d)	145,000	144,729
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/16/28 (b)(c)(d)	404,686	404,889
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/16/28 (b)(c)(d)	30,314	30,329
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (b)(c)(d)	726,350	725,239
TOTAL ENVIRONMENTAL		1,305,186
Food & Drug Retail - 1.0%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3542% 1/29/27 (b)(c)(d)	655,025	645,724
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 10/22/25 (b)(c)(d)	222,882	221,908
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1019% 5/1/26 (b)(c)(d)	1,352,997	1,349,303
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (b)(c)(d)	485,796	448,550
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/25/28 (c)(d)(e)	140,000	140,000
TOTAL FOOD & DRUG RETAIL		2,805,485
Food/Beverage/Tobacco - 0.9%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8519% 10/1/26 (b)(c)(d)	80,000	76,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8519% 10/1/25 (b)(c)(d)	138,044	135,801
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (b)(c)(d)	269,815	270,025
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (b)(c)(d)	671,500	672,507
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (b)(c)(d)	590,617	588,237
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (b)(c)(d)	786,050	776,759
TOTAL FOOD/BEVERAGE/TOBACCO		2,519,329
Gaming - 4.9%
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (b)(c)(d)	152,675	153,200
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8815% 10/19/24 (b)(c)(d)	74,897	74,075
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (b)(c)(d)	905,000	904,620
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 9/15/23 (b)(c)(d)	444,688	444,132
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 12/22/24 (b)(c)(d)	2,076,579	2,063,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 7/20/25 (b)(c)(d)	1,955,250	1,954,761
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.11% 3/17/28 (b)(c)(d)	297,750	295,517
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/21/28 (b)(c)(d)	350,000	349,454
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(d)	1,021,062	1,017,662
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (b)(c)(d)	2,228,932	2,213,218
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 3/16/27 (b)(c)(d)	278,600	277,625
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (b)(c)(d)	284,288	284,288
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 5/29/26 (b)(c)(d)	295,299	293,775
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (b)(c)(d)	223,155	222,807
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 3/11/28 (b)(c)(d)	420,416	418,137
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/14/24 (b)(c)(d)	446,875	444,989
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.4738% 7/16/26 (b)(c)(d)	901,913	898,098
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (b)(c)(d)	1,081,608	1,071,527
TOTAL GAMING		13,381,485
Healthcare - 6.8%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (b)(c)(d)	209,475	209,345
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (b)(c)(d)	567,328	566,619
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (b)(c)(d)	660,567	660,362
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8493% 8/1/27 (b)(c)(d)	1,187,243	1,170,550
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (b)(c)(d)	340,000	338,847
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (b)(c)(d)	1,397,013	1,399,109
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.25% 3/15/28 (b)(c)(d)	282,863	281,649
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 12/14/28 (c)(d)(e)	245,000	245,203
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (b)(c)(d)	522,375	522,051
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (b)(c)(d)	1,368,125	1,372,489
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (b)(c)(d)	210,000	209,649
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (b)(c)(d)	593,455	595,680
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 8/31/26 (b)(c)(d)	278,825	278,011
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3543% 8/30/27 (b)(c)(d)	180,000	179,699
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 9/30/28 (b)(c)(d)	2,405,000	2,403,942
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (b)(c)(d)	1,301,625	1,301,898
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1026% 6/30/25 (b)(c)(d)	501,842	501,214
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/30/27 (b)(c)(d)	372,188	371,879
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 3/31/27 (b)(c)(d)	476,729	474,770
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (b)(c)(d)	1,250,000	1,249,438
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (b)(c)(d)	362,653	362,501
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3566% 7/9/25 (b)(c)(d)	390,000	383,826
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (b)(c)(d)	228,850	228,635
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (b)(c)(d)	242,459	242,156
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (b)(c)(d)	633,413	631,120
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.75% 12/15/27 (b)(c)(d)	282,863	282,243
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (b)(c)(d)	491,220	476,670
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.3543% 11/20/26 (b)(c)(d)	524,241	524,241
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 11/27/25 (b)(c)(d)	826,738	821,397
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (b)(c)(d)	300,920	299,341
TOTAL HEALTHCARE		18,584,534
Homebuilders/Real Estate - 0.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/21/25 (b)(c)(d)	969,249	961,805
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (b)(c)(d)	180,000	191,700
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	678,660	570,848
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	38,277	32,197
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (b)(c)(d)	641,875	640,912
TOTAL HOMEBUILDERS/REAL ESTATE		2,397,462
Hotels - 2.0%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (b)(c)(d)	123,442	122,516
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (b)(c)(d)	374,063	374,063
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (b)(c)(d)	595,000	589,050
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (b)(c)(d)	408,775	404,687
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 11/30/23 (b)(c)(d)	705,057	701,532
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (b)(c)(d)	1,281,788	1,282,749
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8519% 6/21/26 (b)(c)(d)	126,445	125,299
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 8/31/25 (b)(c)(d)	178,650	175,413
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9% 6/23/26 (b)(c)(d)	258,700	268,401
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (b)(c)(d)	712,699	731,571
3 month U.S. LIBOR + 6.750% 6.9738% 5/30/26 (b)(c)(d)	792,720	656,372
TOTAL HOTELS		5,431,653
Insurance - 4.9%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (b)(c)(d)	265,000	264,557
3 month U.S. LIBOR + 3.500% 3.7238% 2/13/27 (b)(c)(d)	1,502,838	1,484,052
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/10/25 (b)(c)(d)	450,347	445,483
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/9/25 (b)(c)(d)	243,750	241,139
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (b)(c)(d)	748,125	746,659
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 3/18/27 (b)(c)(d)	424,929	423,123
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (b)(c)(d)	833,294	826,353
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 2/13/27 (b)(c)(d)	445,900	441,936
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.2293% 11/3/23 (b)(c)(d)	1,359,617	1,355,253
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 11/3/24 (b)(c)(d)	482,500	480,001
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3543% 1/31/28 (b)(c)(d)	1,005,000	1,007,513
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.3543% 1/20/29 (b)(c)(d)	525,000	522,485
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 12/23/26 (b)(c)(d)	990,000	982,575
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 7/31/27 (b)(c)(d)	600,463	596,259
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (b)(c)(d)	857,587	856,781
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8749% 4/25/25 (b)(c)(d)	1,488,029	1,469,771
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 12/2/26 (b)(c)(d)	122,502	121,561
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2238% 5/16/24 (b)(c)(d)	1,286,921	1,276,123
TOTAL INSURANCE		13,541,624
Leisure - 2.9%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (b)(c)(d)	661,110	659,457
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6019% 1/4/26 (b)(c)(d)	373,100	373,257
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (b)(c)(d)	715,000	709,638
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (b)(c)(d)	113,933	120,911
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (b)(c)(d)	879,824	678,678
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (b)(c)(d)	367,492	279,139
15.25% 5/23/24 (d)	181,592	216,265
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (b)(c)(d)	1,540,956	1,538,382
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (b)(c)(d)	250,000	222,658
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (b)(c)(d)	714,534	677,200
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (b)(c)(d)	329,160	325,869
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/18/28 (b)(c)(d)	189,525	188,972
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/3/26 (b)(c)(d)	420,000	411,600
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (b)(c)(d)	343,275	342,846
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7179% 5/10/26 (b)(c)(d)	112,945	110,310
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (b)(c)(d)	299,250	297,754
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 12/21/25 (b)(c)(d)	364,688	353,065
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 12/30/26 (b)(c)(d)	363,059	349,673
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7238% 12/30/27 (b)(c)(d)(f)	125,000	116,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (b)(c)(d)(f)	133,313	132,979
TOTAL LEISURE		8,104,903
Paper - 0.1%
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/1/28 (b)(c)(d)	169,574	169,362
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (b)(c)(d)	247,519	247,519
TOTAL PAPER		416,881
Publishing/Printing - 0.8%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (b)(c)(d)	284,288	284,791
Harland Clarke Holdings Corp. 1LN, term loan 1 month U.S. LIBOR + 7.750% 8.75% 6/16/26 (b)(c)(d)	469,832	425,198
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (b)(c)(d)	109,277	106,982
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (b)(c)(d)	334,900	334,063
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1046% 8/29/25 (b)(c)(d)	341,027	340,416
RLG Holdings LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (b)(c)(d)	227,424	226,715
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.525% 7/8/28 (b)(c)(d)	57,576	57,396
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (b)(c)(d)	354,344	353,851
TOTAL PUBLISHING/PRINTING		2,129,412
Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (b)(c)(d)	294,263	293,653
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (b)(c)(d)	255,000	253,725
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	430,931	428,958
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	159,069	158,340
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2238% 12/30/26 (b)(c)(d)	525,638	522,047
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/22/28 (b)(c)(d)	435,000	435,905
TOTAL RAILROAD		2,092,628
Restaurants - 0.8%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/19/26 (b)(c)(d)	731,297	720,328
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/22/28 (b)(c)(d)	155,000	152,908
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3543% 3/1/26 (b)(c)(d)	364,688	360,585
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (b)(c)(d)	1,020,000	1,015,359
TOTAL RESTAURANTS		2,249,180
Services - 7.9%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/10/29 (b)(c)(d)	210,000	210,000
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (c)(d)(e)	97,910	97,421
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (c)(d)(e)	624,179	621,058
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (c)(d)(e)	97,910	97,421
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (b)(c)(d)	190,000	190,277
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/7/28 (b)(c)(d)	215,000	215,000
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/16/28 (c)(d)(e)	160,000	160,200
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/21/28 (c)(d)(e)	315,000	313,916
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (b)(c)(d)	498,750	496,570
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0008% 7/9/28 (b)(c)(d)	425,000	423,819
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8513% 3/11/25 (b)(c)(d)	114,325	112,788
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8513% 1/15/27 (b)(c)(d)	592,138	582,959
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 11/18/28 (c)(d)(e)	425,000	424,027
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (b)(c)(d)	1,327,463	1,296,307
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 2/7/26 (b)(c)(d)	475,473	474,793
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/30/28 (b)(c)(d)	279,300	279,021
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4738% 5/13/27 (b)(c)(d)	311,063	310,220
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(d)	187,975	186,409
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (b)(c)(d)	1,007,475	1,005,460
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (b)(c)(d)	170,000	168,902
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/19/28 (b)(c)(d)	508,725	503,892
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8786% 8/1/26 (b)(c)(d)	614,031	613,005
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/29/25 (b)(c)(d)	453,396	449,002
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (b)(c)(d)	285,000	284,191
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (b)(c)(d)	823,796	819,545
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (b)(c)(d)	198,000	197,972
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (b)(c)(d)	521,885	520,580
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 4.9532% 11/22/23 (b)(c)(d)(f)	560,000	557,200
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (b)(c)(d)	841,932	844,037
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (b)(c)(d)	372,188	373,274
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.8543% 3/5/28 (b)(c)(d)	337,454	336,891
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9738% 3/26/28 (b)(c)(d)	1,238,775	1,240,497
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (b)(c)(d)	273,281	267,132
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (b)(c)(d)	706,902	691,265
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (b)(c)(d)	190,000	189,170
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6043% 1/23/27 (b)(c)(d)	694,425	682,710
3 month U.S. LIBOR + 4.750% 5.5% 1/31/27 (b)(c)(d)	124,063	123,778
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (b)(c)(d)	200,000	201,000
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5% 3/6/25 (b)(c)(d)	333,325	322,075
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (b)(c)(d)	584,266	583,174
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	67,125	66,202
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	107,000	105,529
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (b)(c)(d)	557,200	540,484
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (b)(c)(d)	587,620	587,620
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (b)(c)(d)	1,492,500	1,496,022
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (b)(c)(d)	244,231	227,855
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6043% 4/4/25 (b)(c)(d)	722,513	722,311
3 month U.S. LIBOR + 3.500% 3.6043% 2/25/27 (b)(c)(d)	499,194	498,945
TOTAL SERVICES		21,711,926
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1028% 1/24/27 (b)(c)(d)	484,457	479,525
Super Retail - 4.0%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (b)(c)(d)	465,234	465,816
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (b)(c)(d)	255,000	254,873
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (b)(c)(d)	7,345,939	7,347,478
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1046% 2/3/24 (b)(c)(d)	282,822	282,794
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	280,000	275,100
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (b)(c)(d)	990,000	987,050
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 11/8/24 (b)(c)(d)	841,953	835,639
Rent-A-Center, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 2/17/28 (b)(c)(d)	202,415	201,784
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/20/28 (b)(c)(d)	468,825	467,419
TOTAL SUPER RETAIL		11,117,953
Technology - 15.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (b)(c)(d)	281,149	279,040
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (b)(c)(d)	240,365	240,879
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/10/25 (b)(c)(d)	801,734	715,347
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 4/23/26 (b)(c)(d)	361,930	359,556
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (b)(c)(d)	383,482	380,368
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3994% 2/11/26 (b)(c)(d)	2,030,501	2,028,471
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (b)(c)(d)	1,237,500	1,235,570
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 10/31/26 (b)(c)(d)	586,680	582,157
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5765% 4/30/25 (b)(c)(d)	967,500	956,016
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (b)(c)(d)(f)	273,625	275,335
CommerceHub, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (b)(c)(d)	45,000	43,538
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/4/26 (b)(c)(d)	1,304,963	1,286,745
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (b)(c)(d)	660,000	657,763
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/29/24 (b)(c)(d)	109,234	108,995
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 10/16/26 (b)(c)(d)	1,326,375	1,322,913
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1043% 2/19/29 (b)(c)(d)	305,000	305,000
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (b)(c)(d)	95,000	94,763
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (b)(c)(d)	412,939	412,423
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 8/23/25 (b)(c)(d)	107,420	106,995
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6285% 7/25/26 (b)(c)(d)	244,069	242,773
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (b)(c)(d)	607,313	606,474
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (b)(c)(d)	267,420	268,088
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 8/10/27 (b)(c)(d)	369,375	366,084
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/15/24 (b)(c)(d)	287,350	285,356
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (b)(c)(d)	296,981	296,797
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (b)(c)(d)	667,177	669,178
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (b)(c)(d)	1,455,557	1,454,946
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (c)(d)(e)	685,000	683,288
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (b)(c)(d)	466,475	465,603
Loyalty Ventures, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 11/3/27 (b)(c)(d)	100,000	99,333
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (b)(c)(d)	242,188	245,367
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 6/21/24 (b)(c)(d)	321,091	318,082
Madison Safety & Flow LLC:
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.750% 12/14/29 (c)(d)(e)	130,000	130,000
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.750% 12/14/28 (c)(d)(e)	285,000	284,732
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8519% 9/29/24 (b)(c)(d)	706,672	707,067
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (b)(c)(d)	613,443	614,081
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3519% 2/23/29 (b)(c)(d)	85,000	85,389
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 9/15/24 (b)(c)(d)	527,739	524,705
MKS Instruments, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 10/22/28 (c)(d)(e)	1,050,000	1,047,113
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 11/2/28 (b)(c)(d)	165,000	164,485
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.11% 9/4/26 (b)(c)(d)	85,000	83,300
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/5/25 (b)(c)(d)	333,787	331,224
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 7/30/28 (b)(c)(d)	275,000	275,195
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (c)(d)(e)	30,000	30,021
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (b)(c)(d)	378,069	376,651
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (b)(c)(d)	2,570,575	2,569,650
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (b)(c)(d)	233,238	232,265
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (b)(c)(d)	1,286,775	1,285,565
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 5/30/26 (b)(c)(d)	366,563	366,104
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (b)(c)(d)	1,255,000	1,248,825
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (b)(c)(d)	1,171,523	1,161,835
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (b)(c)(d)	708,225	705,682
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (b)(c)(d)	448,875	445,957
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/31/25 (b)(c)(d)	480,467	475,489
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 6/21/24 (b)(c)(d)	2,226,903	2,206,037
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.7238% 10/7/27 (b)(c)(d)	940,518	939,812
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (b)(c)(d)	327,136	323,171
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (b)(c)(d)	265,559	262,341
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (b)(c)(d)	1,035,755	1,023,885
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 1/31/27 (b)(c)(d)	224,114	222,994
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 5/1/24 (b)(c)(d)	108,155	108,074
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5993% 9/28/24 (b)(c)(d)	661,092	659,717
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 5/4/26 (b)(c)(d)	786,888	783,937
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (b)(c)(d)	1,539,479	1,530,335
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (b)(c)(d)	730,000	731,372
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 8/27/25 (b)(c)(d)	864,893	863,812
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1019% 3/1/26 (b)(c)(d)	566,784	564,976
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (b)(c)(d)	279,300	275,460
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6041% 3/27/28 (b)(c)(d)	467,159	465,603
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/28/27 (b)(c)(d)	520,725	517,903
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (b)(c)(d)	341,846	342,130
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 4/1/28 (b)(c)(d)	267,975	266,300
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.5993% 9/30/26 (b)(c)(d)	190,186	189,118
3 month U.S. LIBOR + 3.500% 3.5993% 9/30/26 (b)(c)(d)	314,818	312,413
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (c)(d)(g)	69,333	68,944
TOTAL TECHNOLOGY		43,196,912
Telecommunications - 5.1%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8738% 1/31/26 (b)(c)(d)	480,000	474,240
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8786% 7/31/25 (b)(c)(d)	23,700	23,236
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1178% 8/14/26 (b)(c)(d)	212,500	211,225
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (b)(c)(d)	83,928	83,718
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (b)(c)(d)	211,891	211,361
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (b)(c)(d)	274,925	274,777
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (b)(c)(d)	264,182	263,564
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 4/27/27 (b)(c)(d)	212,363	213,070
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/8/27 (b)(c)(d)	1,295,213	1,292,622
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (b)(c)(d)	491,748	437,759
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (b)(c)(d)	535,000	533,438
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (b)(c)(d)	1,000,000	997,340
Tranche B-5, term loan 8.625% 1/2/24 (d)	650,000	648,681
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (b)(c)(d)(g)	1,722,573	1,719,886
Iridium Satellite LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 11/4/26 (b)(c)(d)	463,109	462,696
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 3/1/27 (b)(c)(d)	457,985	451,687
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 3/15/27 (b)(c)(d)	157,193	155,272
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8546% 4/30/27 (b)(c)(d)	699,960	696,811
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (b)(c)(d)	1,315,000	1,309,661
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (b)(c)(d)	721,051	700,169
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (b)(c)(d)	1,100,000	1,040,325
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (b)(c)(d)	87,622	87,759
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/9/27 (b)(c)(d)	1,763,763	1,738,771
TOTAL TELECOMMUNICATIONS		14,028,068
Textiles/Apparel - 0.5%
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (b)(c)(d)	575,000	580,509
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (b)(c)(d)	242,555	242,656
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (b)(c)(d)	437,800	436,706
TOTAL TEXTILES/APPAREL		1,259,871
Utilities - 2.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (b)(c)(d)	1,784,963	1,769,898
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (b)(c)(d)	340,634	335,269
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (b)(c)(d)	761,461	677,357
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (b)(c)(d)	677	634
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10/22/28 (c)(d)(e)	210,000	208,950
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (b)(c)(d)	805,269	795,605
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.11% 1/21/28 (b)(c)(d)	359,589	358,036
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.844% 3/2/27 (b)(c)(d)	858,607	852,477
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8551% 12/31/25 (b)(c)(d)	850,335	843,294
TOTAL UTILITIES		5,841,520
TOTAL BANK LOAN OBLIGATIONS (Cost $248,537,255)		247,271,977

Nonconvertible Bonds - 4.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	519,688
8% 12/15/25 (h)	55,000	58,023
TOTAL AEROSPACE		577,711
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	165,000	171,579
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	115,000	120,866
TOTAL AIR TRANSPORTATION		292,445
Automotive & Auto Parts - 0.7%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (b)(c)(f)(h)	1,810,000	1,886,925
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	170,000	183,175
9.5% 5/1/25 (h)	170,000	181,688
TOTAL BROADCASTING		364,863
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	4,939
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	415,000	424,337
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	145,000	150,800
TOTAL CONTAINERS		575,137
Energy - 0.1%
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	75,000	75,750
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	165,000	156,750
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	140,000	135,275
TOTAL ENERGY		367,775
Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	261,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	298,500
VICI Properties, Inc.:
3.5% 2/15/25 (h)	35,000	35,525
4.25% 12/1/26 (h)	50,000	52,074
TOTAL GAMING		647,349
Healthcare - 0.1%
Bausch Health Companies, Inc. 5.5% 11/1/25 (h)	235,000	238,819
Tenet Healthcare Corp. 4.625% 7/15/24	104,000	105,300
TOTAL HEALTHCARE		344,119
Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	133,000	138,653
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	40,000	42,300
10.875% 6/1/23 (h)	190,000	207,575
TOTAL LEISURE		249,875
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	135,000	133,485
Services - 0.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	665,000	650,038
Aramark Services, Inc. 6.375% 5/1/25 (h)	90,000	94,050
PowerTeam Services LLC 9.033% 12/4/25 (h)	255,000	269,773
Sotheby's 7.375% 10/15/27 (h)	200,000	213,000
TOTAL SERVICES		1,226,861
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	126,563
8.5% 10/30/25 (h)	260,000	269,425
TOTAL SUPER RETAIL		395,988
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	150,000	154,500
SSL Robotics LLC 9.75% 12/31/23 (h)	103,000	110,983
TOTAL TECHNOLOGY		265,483
Telecommunications - 1.0%
Altice Financing SA 5.75% 8/15/29 (h)	1,000,000	990,000
Altice France SA:
5.125% 1/15/29 (h)	25,000	24,375
5.5% 1/15/28 (h)	1,000,000	991,270
Frontier Communications Holdings LLC 5% 5/1/28 (h)	160,000	164,800
Windstream Escrow LLC 7.75% 8/15/28 (h)	500,000	530,230
TOTAL TELECOMMUNICATIONS		2,700,675
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	205,000	215,901
Utilities - 0.2%
Exgen Texas Power LLC 1 month U.S. LIBOR + 6.750% 0% 10/8/26 (b)(c)(f)	430,720	430,720
TOTAL NONCONVERTIBLE BONDS (Cost $10,537,929)		10,818,904

Common Stocks - 1.8%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (f)(i)	24,748	290,542
TNT Crane & Rigging LLC warrants 10/31/25 (f)(i)	3,037	10,022
TOTAL CAPITAL GOODS		300,564
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (f)(i)	1,891	80,368
Energy - 1.3%
California Resources Corp.	27,479	1,173,628
California Resources Corp. warrants 10/27/24 (i)	920	11,408
Chesapeake Energy Corp.	20,902	1,348,597
Chesapeake Energy Corp. (j)	137	8,839
Denbury, Inc. (i)	7,505	574,808
EP Energy Corp. (f)(i)	3,190	279,731
TOTAL ENERGY		3,397,011
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	53,143	2,996
Publishing/Printing - 0.1%
Cenveo Corp. (f)(i)	7,037	205,199
Restaurants - 0.1%
CEC Entertainment, Inc. (f)	15,069	271,242
Super Retail - 0.0%
David's Bridal, Inc. rights (f)(i)	156	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (f)(i)	17,967	17,967
Utilities - 0.2%
TexGen Power LLC (f)(i)	25,327	640,520
TOTAL COMMON STOCKS (Cost $3,904,365)		4,915,867

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (f)(i) (Cost $135,375)	1,083	303,240

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Tribune Co. Claim (f)(i) (Cost $29,756)	30,115	20,177

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (k) (Cost $13,180,659)	13,179,013	13,181,649

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $276,325,339)	276,511,814
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(1,882,094)
NET ASSETS - 100.0%	274,629,720

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $408,843 and $407,849, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,282,884 or 3.7% of net assets.

(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,839 or 0.0% of net assets.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	19,249,607	22,123,382	28,191,340	2,060	317	(317)	13,181,649	0.0%
Total	19,249,607	22,123,382	28,191,340	2,060	317	(317)	13,181,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations and Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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